Pioneer Corporate
High Yield Fund
Schedule of Investments  |  May 31, 2024

A: RCRAX	C: RCRCX	Y: RCRYX

Schedule of Investments  |  5/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 101.2%
	Common Stock — 0.1% of Net Assets
	Pharmaceuticals — 0.1%
950(a)	Endo, Inc.	$ 26,838
	Total Pharmaceuticals	$26,838

	Total Common Stock (Cost $27,075)	$26,838

Principal Amount USD ($)
	Corporate Bonds — 95.0% of Net Assets
	Advertising — 2.3%
275,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 225,777
100,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	90,284
194,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	177,577
301,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	293,355
	Total Advertising	$786,993

	Aerospace & Defense — 0.9%
175,000(b)	Bombardier, Inc., 7.00%, 6/1/32 (144A)	$ 175,638
110,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	118,004
	Total Aerospace & Defense	$293,642

	Airlines — 1.0%
60,550	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 55,486
357,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	286,661
	Total Airlines	$342,147

	Auto Manufacturers — 1.4%
429,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$ 366,471
115,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	117,788
	Total Auto Manufacturers	$484,259

	Auto Parts & Equipment — 0.5%
160,000	Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 5/31/32 (144A)	$ 161,050
	Total Auto Parts & Equipment	$161,050

1Pioneer Corporate High Yield Fund | 5/31/24

Principal Amount USD ($)		Value
	Banks — 0.3%
55,000(c)	Citizens Financial Group, Inc., 6.645% (SOFR + 233 bps), 4/25/35	$ 56,430
45,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	49,328
	Total Banks	$105,758

	Building Materials — 2.8%
268,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 280,883
260,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	227,059
45,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (144A)	44,526
290,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	235,872
75,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	74,502
118,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	107,552
	Total Building Materials	$970,394

	Chemicals — 4.7%
363,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	$ 357,374
120,000	NOVA Chemicals Corp., 8.50%, 11/15/28 (144A)	127,268
290,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	308,359
265,000	Rain Carbon, Inc., 12.25%, 9/1/29 (144A)	282,641
200,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	192,285
EUR100,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	117,592
251,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	227,756
	Total Chemicals	$1,613,275

	Coal — 0.8%
280,000(b)	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 285,183
	Total Coal	$285,183

	Commercial Services — 7.0%
15,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 14,954
9,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	8,995
275,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	272,667
285,000	Block, Inc., 6.50%, 5/15/32 (144A)	287,648
232,000	Brink's Co., 4.625%, 10/15/27 (144A)	221,495
Pioneer Corporate High Yield Fund | 5/31/242

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
75,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	$ 77,105
218,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	207,159
243,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	218,243
215,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	205,356
190,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	174,201
420,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	412,330
325,000	Sotheby's, 7.375%, 10/15/27 (144A)	282,895
	Total Commercial Services	$2,383,048

	Computers — 1.0%
40,000	Fortress Intermediate 3, Inc., 7.50%, 6/1/31 (144A)	$ 40,512
303,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	283,534
	Total Computers	$324,046

	Distribution/Wholesale — 0.6%
141,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 137,184
65,000(b)	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	66,056
	Total Distribution/Wholesale	$203,240

	Diversified Financial Services — 6.4%
50,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	$ 50,009
60,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	59,724
120,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	121,210
250,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	257,813
382,407(d)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	363,772
240,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (144A)	236,717
226,000	OneMain Finance Corp., 3.875%, 9/15/28	201,032
70,000	OneMain Finance Corp., 7.875%, 3/15/30	71,314
180,000	OneMain Finance Corp., 9.00%, 1/15/29	188,947
242,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	234,598
201,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	188,739
223,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	215,718
	Total Diversified Financial Services	$2,189,593

	Electric — 3.5%
222,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$ 206,367
215,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	187,613
3Pioneer Corporate High Yield Fund | 5/31/24

Principal Amount USD ($)		Value
	Electric — (continued)
85,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	$ 72,339
153,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	135,572
8,238	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	8,197
140,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	150,157
55,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	50,910
50,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	53,262
320,000	Vistra Operations Co. LLC, 7.75%, 10/15/31 (144A)	332,503
	Total Electric	$1,196,920

	Electrical Components & Equipments — 0.7%
253,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 233,394
	Total Electrical Components & Equipments	$233,394

	Electronics — 0.2%
75,000	EquipmentShare.com, Inc., 8.625%, 5/15/32 (144A)	$ 77,668
	Total Electronics	$77,668

	Entertainment — 1.2%
225,000	Banijay Entertainment SASU, 8.125%, 5/1/29 (144A)	$ 230,015
80,000	Caesars Entertainment, Inc., 6.50%, 2/15/32 (144A)	79,108
110,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	104,198
	Total Entertainment	$413,321

	Environmental Control — 1.1%
130,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 118,872
270,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	246,395
	Total Environmental Control	$365,267

	Food — 0.4%
35,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	$ 35,962
95,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	87,236
	Total Food	$123,198

	Forest Products & Paper — 0.9%
334,000	Mercer International, Inc., 5.125%, 2/1/29	$ 292,460
	Total Forest Products & Paper	$292,460

Pioneer Corporate High Yield Fund | 5/31/244

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Healthcare-Products — 1.2%
255,000	Medline Borrower LP, 3.875%, 4/1/29 (144A)	$ 232,095
195,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	193,320
	Total Healthcare-Products	$425,415

	Healthcare-Services — 2.3%
229,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 193,297
318,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	318,579
54,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	54,080
235,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	226,563
	Total Healthcare-Services	$792,519

	Home Builders — 0.9%
157,000	KB Home, 4.00%, 6/15/31	$ 138,711
205,000	M/I Homes, Inc., 3.95%, 2/15/30	179,018
	Total Home Builders	$317,729

	Home Furnishings — 0.5%
200,000	Tempur Sealy International, Inc., 4.00%, 4/15/29 (144A)	$ 179,345
	Total Home Furnishings	$179,345

	Household Products/Wares — 0.6%
208,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 191,463
	Total Household Products/Wares	$191,463

	Iron & Steel — 2.0%
179,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 176,533
194,000	Commercial Metals Co., 3.875%, 2/15/31	170,315
360,000	TMS International Corp., 6.25%, 4/15/29 (144A)	331,634
	Total Iron & Steel	$678,482

	Leisure Time — 4.7%
240,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 234,564
55,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	59,545
290,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	285,137
255,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	262,041
95,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	99,260
75,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	73,426
120,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	117,230
5Pioneer Corporate High Yield Fund | 5/31/24

Principal Amount USD ($)		Value
	Leisure Time — (continued)
210,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	$ 205,042
290,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	278,116
	Total Leisure Time	$1,614,361

	Lodging — 1.6%
185,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	$ 184,044
155,000	MGM Resorts International, 6.50%, 4/15/32	151,561
202,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	202,826
	Total Lodging	$538,431

	Machinery-Diversified — 0.1%
50,000	Esab Corp., 6.25%, 4/15/29 (144A)	$ 50,115
	Total Machinery-Diversified	$50,115

	Media — 4.1%
355,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 273,948
121,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	103,075
160,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	128,837
55,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	53,214
372,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	156,409
243,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	170,658
155,000(b)	Gray Television, Inc., 10.50%, 7/15/29 (144A)	153,972
362,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	337,485
25,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	21,217
	Total Media	$1,398,815

	Mining — 3.5%
291,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 271,312
250,000	Constellium SE, 3.75%, 4/15/29 (144A)	224,827
325,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	323,432
180,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	168,926
205,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	210,143
	Total Mining	$1,198,640

	Miscellaneous Manufacturing — 0.7%
235,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	$ 242,157
	Total Miscellaneous Manufacturing	$242,157

Pioneer Corporate High Yield Fund | 5/31/246

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — 7.6%
371,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 374,488
238,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	240,754
194,903	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	203,674
110,000	CITGO Petroleum Corp., 8.375%, 1/15/29 (144A)	113,868
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	86,850
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	86,273
400,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	389,574
200,000	Seadrill Finance, Ltd., 8.375%, 8/1/30 (144A)	209,929
270,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	261,302
103,500	Transocean, Inc., 8.75%, 2/15/30 (144A)	107,974
40,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	41,483
110,000	Transocean, Inc., 6.80%, 3/15/38	91,520
70,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	69,991
70,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	69,929
260,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	250,829
	Total Oil & Gas	$2,598,438

	Oil & Gas Services — 1.0%
215,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 219,744
135,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	135,153
	Total Oil & Gas Services	$354,897

	Packaging & Containers — 4.4%
235,000	Cascades Inc/Cascades USA, Inc., 5.375%, 1/15/28 (144A)	$ 223,852
344,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	320,845
125,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	129,374
189,000	OI European Group BV, 4.75%, 2/15/30 (144A)	173,207
225,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	224,238
195,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	184,823
95,000	Sealed Air Corp., 7.25%, 2/15/31 (144A)	97,560
164,000	TriMas Corp., 4.125%, 4/15/29 (144A)	148,435
	Total Packaging & Containers	$1,502,334

	Pharmaceuticals — 4.0%
395,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 345,016
7Pioneer Corporate High Yield Fund | 5/31/24

Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
40,000	Endo Finance Holdings, Inc., 8.50%, 4/15/31 (144A)	$ 41,001
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31 (144A)	176,742
350,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	332,769
283,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	239,943
185,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27	—
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/29	213,218
	Total Pharmaceuticals	$1,348,689

	Pipelines — 6.5%
202,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 189,299
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	256,869
330,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	325,784
405,000(c)(e)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	396,292
171,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	150,120
240,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	240,459
369,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	374,445
30,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	30,660
185,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	190,772
70,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	75,916
	Total Pipelines	$2,230,616

	Real Estate — 0.7%
270,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 221,329
	Total Real Estate	$221,329

	REITs — 1.5%
300,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	$ 194,704
40,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	39,780
228,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	228,037
50,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	50,008
	Total REITs	$512,529

Pioneer Corporate High Yield Fund | 5/31/248

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — 5.1%
181,000	Asbury Automotive Group, Inc., 4.625%, 11/15/29 (144A)	$ 166,523
220,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	198,914
190,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	198,248
120,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	123,670
90,000	Gap, Inc., 3.625%, 10/1/29 (144A)	77,886
133,000	Gap, Inc., 3.875%, 10/1/31 (144A)	110,405
278,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	256,147
435,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	404,190
25,000	LCM Investments Holdings II LLC, 8.25%, 8/1/31 (144A)	25,939
187,000	Macy's Retail Holdings LLC, 6.125%, 3/15/32 (144A)	177,913
	Total Retail	$1,739,835

	Telecommunications — 2.0%
378,000	Altice France Holding S.A., 6.00%, 2/15/28 (144A)	$ 117,659
244,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	241,431
330,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	310,037
	Total Telecommunications	$669,127

	Transportation — 2.3%
355,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 324,337
219,000	Danaos Corp., 8.50%, 3/1/28 (144A)	223,874
253,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	225,456
	Total Transportation	$773,667

	Total Corporate Bonds (Cost $33,796,554)	$32,423,789

Shares
	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP7,525(a)	Avation Plc, 1/1/59	$ 2,397
	Total Trading Companies & Distributors	$2,397

	Total Right/Warrant (Cost $—)	$2,397

9Pioneer Corporate High Yield Fund | 5/31/24

Face Amount USD ($)		Value
Insurance-Linked Securities — 0.0%† of Net Assets#
Collateralized Reinsurance — 0.0%†
Multiperil – Worldwide — 0.0%†
250,000(a)(f)+	Cypress Re 2017, 1/31/25	$ 25
	Total Collateralized Reinsurance	$25

Reinsurance Sidecars — 0.0%†
Multiperil – U.S. — 0.0%†
1,500,000(a)(g)+	Harambee Re 2018, 12/31/24	$ —
Multiperil – Worldwide — 0.0%†
250,000(a)(g)+	Viribus Re 2018, 12/31/24	$ —
106,153(g)+	Viribus Re 2019, 12/31/24	—
$—

	Total Reinsurance Sidecars	$—

	Total Insurance-Linked Securities (Cost $36,831)	$25

Shares
	SHORT TERM INVESTMENTS — 6.1% of Net Assets
	Open-End Fund — 6.1%
2,090,062(h)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 2,090,062
		$2,090,062

	TOTAL SHORT TERM INVESTMENTS (Cost $2,090,062)	$2,090,062

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 101.2% (Cost $35,950,522)	$34,543,111
	OTHER ASSETS AND LIABILITIES — (1.2)%	$(418,032)
	net assets — 100.0%	$34,125,079

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
Pioneer Corporate High Yield Fund | 5/31/2410

Schedule of Investments  |  5/31/24
(unaudited) (continued)
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At May 31, 2024, the value of these securities amounted to $28,915,028, or 84.7% of net assets.
(a)	Non-income producing security.
(b)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2024.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Cypress Re 2017	1/24/2017	$841	$25
Harambee Re 2018	12/19/2017	31,843	—
Viribus Re 2018	12/22/2017	4,147	—
Viribus Re 2019	3/25/2019	—	—
Total Restricted Securities			$25
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
1,900,000	Markit CDX North America High Yield Index Series 42	Pay	5.00%	6/20/29	$(131,517)	$(16,377)	$(147,894)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(131,517)	$(16,377)	$(147,894)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
11Pioneer Corporate High Yield Fund | 5/31/24

EUR	— Euro
GBP	— Great British Pound
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stock	$—	$26,838	$—	$26,838
Corporate Bonds	—	32,423,789	—*	32,423,789
Right/Warrant	2,397	—	—	2,397
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	25	25
Reinsurance Sidecars
Multiperil – U.S.	—	—	—*	—*
Multiperil – Worldwide	—	—	—*	—*
Open-End Fund	2,090,062	—	—	2,090,062
Total Investments in Securities	$2,092,459	$32,450,627	$25	$34,543,111
Other Financial Instruments
Centrally cleared swap contracts^	$—	$(16,377)	$—	$(16,377)
Total Other Financial Instruments	$—	$(16,377)	$—	$(16,377)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended May 31, 2024, there were no transfers in or out of Level 3.
Pioneer Corporate High Yield Fund | 5/31/2412